Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2017-2020) (Detail) - Plan 2017-2020 [member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	183,201
Settled	(179,160)
Expired	(4,041)
Amount at the end of the fiscal year	0
Expense recognized during the fiscal year | $	$ 1
Fair value of shares on grant date (in U.S.dollars) | $ / shares	$ 20.26